Related Parties (Details) - Schedule of Other Related Party Balances - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Bioceres Crop Solutions Corp [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	$ (7,600,000)
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	(491,894)	(623,629)
Invim Corporativo S.L. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	(10,572,772)
Union Group Ventures Limited [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	(794,301)	(677,000)
Founded and operated by the Company’s CPO - Future Foods B.V. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	(47,199)	(78,337)
Agrality Inc. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	(26,750)
INDEAR S.A. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	$ (2,992)	$ (72,494)